EQUITY - Share capital (Details) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2022 TRY (₺) Vote ₺ / shares shares	Dec. 31, 2021 TRY (₺) ₺ / shares shares	Jul. 05, 2021 TRY (₺) shares	May 25, 2021 ₺ / shares shares	Dec. 31, 2020 ₺ / shares shares
Share capital
Number of shares authorised and paid-in | shares	325,998,290	325,998,290	325,998,000	284,328,290	56,866,000
Nominal value per share | ₺ / shares	₺ 0.20	₺ 0.2		₺ 0.20	₺ 1
Issued capital	₺ 302,635	₺ 302,635	₺ 302,635
Shares held by shareholders (in percent)	100.00%	100.00%
TurkCommerce B.V.
Share capital
Issued capital	₺ 44,097	₺ 44,097
Shares held by shareholders (in percent)	15.00%	15.00%
Hanzade Vasfiye Dogan Boyner
Share capital
Issued capital	₺ 64,857	₺ 64,857
Shares held by shareholders (in percent)	21.00%	21.00%
Vuslat Dogan Sabanc
Share capital
Issued capital	₺ 45,061	₺ 45,061
Shares held by shareholders (in percent)	15.00%	15.00%
Yasar Begumhan Dogan Faralyal
Share capital
Issued capital	₺ 45,061	₺ 45,061
Shares held by shareholders (in percent)	15.00%	15.00%
Arzuhan Dogan Yalcndag
Share capital
Issued capital	₺ 41,098	₺ 41,098
Shares held by shareholders (in percent)	14.00%	14.00%
Isl Dogan
Share capital
Issued capital	₺ 1,887	₺ 1,887
Shares held by shareholders (in percent)	1.00%	1.00%
Public shares
Share capital
Issued capital	₺ 60,574	₺ 60,574
Shares held by shareholders (in percent)	20.00%	20.00%
Class A ordinary shares
Share capital
Number of shares authorised and paid-in | shares	40,000,000
Number of votes | Vote	15
Class B ordinary shares
Share capital
Number of shares authorised and paid-in | shares	285,998,290
Number of votes | Vote	1